Current Liabilites - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Current Liabilities - Trade And Other Payables

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Trade payables	2,557,273	1,615,381
Other payables and accruals	2,503,095	2,048,468

	5,060,368	3,663,849